CONSOLIDATED STATEMENT OF EQUITY - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Total Stockholders Equity
Total stockholders' equity		$ 3	$ 5,311	$ 81	$ (522)	$ 4,873
Balance (in shares) at Oct. 31, 2020		306,198
Net Income	$ 1,210			1,210		1,210
Other comprehensive income (loss)	240				240	240
Total comprehensive income	1,450					1,450
Cash dividends declared	(236)			(236)		(236)
Shares-based awards issued, Net of tax (Shares)		2,083
Share-based awards issued, Net of tax (Value)			(20)			(20)
Stock Repurchased and Retired During Period, Shares		(6,073)
Stock Repurchased and Retired During Period, Value		$ 0	(81)	(707)		(788)
Share-based compensation			110			110
Balance (in shares) at Oct. 31, 2021		302,208
Total stockholders' equity		$ 3	5,320	348	(282)	5,389
Net Income	1,254			1,254		1,254
Other comprehensive income (loss)	(65)				(65)	(65)
Total comprehensive income	1,189					1,189
Cash dividends declared	(250)			(250)		(250)
Shares-based awards issued, Net of tax (Shares)		1,419
Share-based awards issued, Net of tax (Value)			(9)			(9)
Stock Repurchased and Retired During Period, Shares		(8,368)
Stock Repurchased and Retired During Period, Value		$ 0	(111)	(1,028)		(1,139)
Share-based compensation			125			125
Balance (in shares) at Oct. 31, 2022		295,259
Total stockholders' equity	5,305	$ 3	5,325	324	(347)	5,305
Net Income	1,240			1,240		1,240
Other comprehensive income (loss)	20				20	20
Total comprehensive income	1,260					1,260
Cash dividends declared	(265)			(265)		(265)
Shares-based awards issued, Net of tax (Shares)		1,473
Share-based awards issued, Net of tax (Value)			13			13
Stock Repurchased and Retired During Period, Shares		(4,609)
Stock Repurchased and Retired During Period, Value		$ 0	(62)	(517)		(579)
Share-based compensation			111			111
Balance (in shares) at Oct. 31, 2023		292,123
Total stockholders' equity	$ 5,845	$ 3	$ 5,387	$ 782	$ (327)	$ 5,845